RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Current Assets
Cash		$ 46,286	$ 832,159	[1]	$ 173,828	[1]
Accounts receivable		79,943	242,075	[1]
Inventory		350,273	388,821	[1]
Recoverable IVA taxes and credits		353,780	417,897	[1]
Prepayments		279,878	52,014
Total Current Assets		1,110,160	1,932,966	[1]
Non-Current Assets
Plant and equipment, net		231,328	300,388	[1]
Intangibles, net		168,417	211,417	[1]
Other assets		9,847	11,712	[1]
Total Non-Current Assets		412,592	523,517	[1]
Total Assets		1,522,752	2,456,483	[1]
Current Liabilities
Accounts payable		320,487	38,372	[1]
Notes payable		526,750	103,320	[1]
IVA and other taxes payable		166,108	192,044	[1]
Advances from customers		132,133	1,986	[1]
Total Current Liabilities		1,259,732	335,722	[1]
Total Liabilities		1,259,732	335,722	[1]
Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 50,000,000 shares authorized, 22,392,000 and 4,619,314 shares issued and outstanding as of December 31, 2015 and 2014, respectively.		5,545	4,478	[1]
Additional paid-in-capital		8,284,522	5,735,861	[1]
Accumulated deficit		(8,757,197)	(4,026,148)	[1]
Accumulated other comprehensive income		730,150	406,570	[1]
Total stockholder's equity (deficit) - controlling interest		263,020	2,120,761	[1]	(1,280,957)
Non-controlling interest				[1]
Total Stockholders' Equity (Deficit)		263,020	2,120,761	[1]
Total Liabilities and Stockholders' Equity (Deficit)		$ 1,522,752	2,456,483	[1]
As Previously Reported [Member]
Stockholders' Equity (Deficit)
Total stockholder's equity (deficit) - controlling interest					(1,274,535)
Adjustments [Member]
Stockholders' Equity (Deficit)
Total stockholder's equity (deficit) - controlling interest					(6,422)
QPAGOS Corporation - Parent Company [Member]
Current Assets
Cash			832,159		173,828
Accounts receivable			242,075
Inventory			388,821
Recoverable IVA taxes and credits			417,897
Prepayments			52,014
Total Current Assets			1,932,966
Non-Current Assets
Plant and equipment, net			300,388
Intangibles, net			211,417
Other assets			11,712
Total Non-Current Assets			523,517
Total Assets			2,456,483
Current Liabilities
Accounts payable			38,372
Notes payable			103,320
IVA and other taxes payable			192,044
Advances from customers			1,986
Total Current Liabilities			335,722
Total Liabilities			335,722
Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 50,000,000 shares authorized, 22,392,000 and 4,619,314 shares issued and outstanding as of December 31, 2015 and 2014, respectively.			4,478
Additional paid-in-capital			5,735,861
Accumulated deficit			(4,026,148)
Accumulated other comprehensive income			406,570
Total stockholder's equity (deficit) - controlling interest			2,120,761
Non-controlling interest
Total Stockholders' Equity (Deficit)			2,120,761
Total Liabilities and Stockholders' Equity (Deficit)			2,456,483
QPAGOS Corporation - Parent Company [Member] | As Previously Reported [Member]
Current Assets
Cash			832,159		$ 173,828
Accounts receivable			242,075
Inventory	[2]		668,567
Recoverable IVA taxes and credits			417,897
Prepayments			52,014
Total Current Assets			2,212,712
Non-Current Assets
Plant and equipment, net	[2]		70,537
Intangibles, net			211,417
Other assets			11,712
Total Non-Current Assets			293,666
Total Assets			2,506,378
Current Liabilities
Accounts payable			38,372
Notes payable			103,320
IVA and other taxes payable			192,044
Advances from customers			1,986
Total Current Liabilities			335,722
Total Liabilities			335,722
Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 50,000,000 shares authorized, 22,392,000 and 4,619,314 shares issued and outstanding as of December 31, 2015 and 2014, respectively.			4,478
Additional paid-in-capital			5,735,861
Accumulated deficit			(3,989,689)
Accumulated other comprehensive income			420,006
Total stockholder's equity (deficit) - controlling interest			2,170,656
Non-controlling interest
Total Stockholders' Equity (Deficit)			2,170,656
Total Liabilities and Stockholders' Equity (Deficit)			2,506,378
QPAGOS Corporation - Parent Company [Member] | Adjustments [Member]
Current Assets
Cash
Inventory	[2]		(279,746)
Total Current Assets			(279,746)
Non-Current Assets
Plant and equipment, net	[2]		229,851
Total Non-Current Assets			229,851
Total Assets			(49,895)
Current Liabilities
Total Current Liabilities
Total Liabilities
Stockholders' Equity (Deficit)
Accumulated deficit			(36,459)
Accumulated other comprehensive income			(13,436)
Total stockholder's equity (deficit) - controlling interest			(49,895)
Non-controlling interest
Total Stockholders' Equity (Deficit)			(49,895)
Total Liabilities and Stockholders' Equity (Deficit)			$ (49,895)

[1]	As Restated
[2]	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.